Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Mr. Yajun Hu [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 61,678
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		61,678
Due to related parties	6,900,584	540,096
Mr. Gang Lai [Member]
Related Party Transaction [Line Items]
Due to related parties	6,900,499	$ 540,096
Ms. Lin Yang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 85